UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-22554

Vertical Capital Income Fund

(Exact name of registrant as specified in charter)

80 Arkay Drive, Hauppauge, NY 11788

(Address of principal executive offices) (Zip code)

James Ash

Gemini Fund Services, LLC, 80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

09/30

Date of reporting period: 6/30/14

Item 1.  Schedule of Investments.

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2014

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES - 99.5%
$ 315,876	Loan ID 200001	Fixed	6.250%	4/1/2038	$ 217,619
123,416	Loan ID 200003	Balloon	7.250%	9/1/2035	91,019
317,504	Loan ID 200004	Fixed	7.990%	10/1/2036	244,135
168,610	Loan ID 200005	Fixed	4.750%	8/1/2039	142,186
75,023	Loan ID 200006	ARM	7.990%	1/1/2036	57,909
37,461	Loan ID 200007	ARM	6.000%	2/1/2028	26,744
55,443	Loan ID 200008	ARM	3.875%	3/28/2035	33,995
151,898	Loan ID 200009	ARM	2.750%	4/1/2037	82,058
163,064	Loan ID 200010	ARM	2.750%	5/1/2034	93,463
52,895	Loan ID 200012	ARM	9.800%	7/1/2037	45,552
59,607	Loan ID 200013	FIXED	5.250%	9/1/2040	37,798
81,178	Loan ID 200014	Fixed	3.500%	3/1/2027	72,556
36,348	Loan ID 200015	Fixed	9.000%	8/1/2030	25,575
42,298	Loan ID 200016	ARM	10.375%	1/1/2031	38,327
51,854	Loan ID 200017	ARM	6.375%	8/1/2030	38,496
56,769	Loan ID 200018	Fixed	7.000%	1/1/2033	42,013
65,315	Loan ID 200019	Fixed	4.000%	12/1/2036	39,584
83,493	Loan ID 200020	Fixed	5.630%	7/1/2033	57,422
87,446	Loan ID 200021	ARM	4.000%	10/1/2033	55,153
102,647	Loan ID 200023	Fixed	5.875%	12/1/2050	69,038
103,529	Loan ID 200024	Fixed	7.000%	11/1/2034	76,883
147,753	Loan ID 200025	ARM	2.875%	3/1/2034	84,358
205,980	Loan ID 200026	Fixed	4.250%	1/1/2050	60,615
228,102	Loan ID 200028	Fixed	2.750%	6/1/2050	193,755
230,701	Loan ID 200029	Fixed	4.310%	7/1/2037	140,015
246,500	Loan ID 200030	ARM	5.750%	1/1/2038	164,084
287,219	Loan ID 200031	Fixed	5.000%	1/1/2051	247,126
317,613	Loan ID 200032	Fixed	3.130%	1/1/2051	270,524
433,500	Loan ID 200033	ARM	6.375%	6/1/2036	299,891
459,569	Loan ID 200034	Fixed	2.625%	10/1/2050	254,096
580,981	Loan ID 200035	Fixed	2.000%	11/1/2050	302,648
70,900	Loan ID 200036	Fixed	7.940%	1/12/2034	55,182
171,636	Loan ID 200037	Fixed	7.800%	5/1/2035	131,429
171,383	Loan ID 200038	ARM	6.476%	3/1/2037	118,723
27,734	Loan ID 200039	Fixed	11.500%	11/5/2033	26,543
128,150	Loan ID 200041	Fixed	4.875%	8/1/2039	79,580
43,507	Loan ID 200042	Fixed	7.000%	12/1/2037	31,659
66,577	Loan ID 200043	Fixed	6.125%	7/1/2039	45,049
127,357	Loan ID 200045	Fixed	5.625%	12/1/2038	84,184
42,802	Loan ID 200046	Fixed	8.000%	7/1/2027	35,671
55,896	Loan ID 200048	Fixed	5.500%	8/1/2039	36,063
249,628	Loan ID 200049	Fixed	3.875%	3/1/2042	207,227
176,306	Loan ID 200050	ARM	6.250%	11/1/2050	122,100
89,209	Loan ID 200051	Fixed	6.500%	10/1/2040	63,032

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2014

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 99.5%
$ 165,298	Loan ID 200052	Fixed	5.125%	5/1/2040	$ 106,991
61,214	Loan ID 200053	Fixed	3.000%	9/1/2042	51,651
58,471	Loan ID 200054	Fixed	8.250%	3/1/2039	45,678
86,709	Loan ID 200055	Fixed	10.000%	1/5/2036	75,860
283,942	Loan ID 200056	Fixed	7.375%	12/1/2037	212,054
127,883	Loan ID 200057	ARM	2.625%	10/1/2036	107,096
30,180	Loan ID 200058	Fixed	8.100%	11/1/2032	23,904
62,147	Loan ID 200059	Fixed	6.000%	8/1/2039	41,638
36,928	Loan ID 200060	Fixed	5.750%	8/1/2039	24,281
38,026	Loan ID 200061	Fixed	5.750%	7/1/2024	29,775
191,603	Loan ID 200064	Fixed	4.875%	4/1/2034	165,322
28,064	Loan ID 200065	ARM	6.875%	1/1/2037	9,487
155,535	Loan ID 200066	ARM	5.000%	1/1/2037	131,776
693,209	Loan ID 200067	ARM	3.625%	7/1/2037	406,013
261,580	Loan ID 200068	ARM	3.125%	9/1/2037	147,090
142,181	Loan ID 200069	ARM	3.125%	9/1/2037	78,650
120,073	Loan ID 200070	ARM	3.125%	9/1/2037	66,421
96,787	Loan ID 200071	ARM	3.125%	8/1/2037	53,540
235,414	Loan ID 200072	Fixed	5.040%	2/1/2051	137,604
208,691	Loan ID 200073	Fixed	5.210%	2/1/2026	159,724
181,286	Loan ID 200074	Fixed	5.110%	2/1/2031	125,297
217,987	Loan ID 200075	Fixed	4.250%	2/1/2042	126,062
182,815	Loan ID 200076	Fixed	4.250%	12/1/2041	105,889
79,889	Loan ID 200077	Fixed	3.750%	8/1/2042	43,998
37,939	Loan ID 200078	Fixed	7.000%	8/1/2036	34,824
142,954	Loan ID 200079	Fixed	2.000%	8/1/2049	72,806
94,431	Loan ID 200080	ARM	8.250%	5/1/2037	75,034
80,516	Loan ID 200081	Fixed	2.000%	9/1/2037	67,325
70,419	Loan ID 200082	Fixed	2.500%	4/1/2040	37,695
119,023	Loan ID 200083	ARM	3.875%	10/1/2046	96,087
194,988	Loan ID 200084	Fixed	7.000%	3/1/2039	142,882
170,019	Loan ID 200086	Fixed	2.000%	11/1/2050	142,912
230,114	Loan ID 200087	Fixed	4.000%	3/1/2051	137,072
128,750	Loan ID 200088	Fixed	7.000%	6/1/2039	94,345
275,848	Loan ID 200089	Fixed	2.000%	3/1/2052	143,696
74,859	Loan ID 200090	Fixed	2.000%	11/1/2036	62,868
296,567	Loan ID 200091	Fixed	2.000%	11/1/2051	153,111
285,218	Loan ID 200092	Fixed	2.375%	5/1/2036	154,144
144,261	Loan ID 200093	Fixed	3.000%	2/1/2038	121,104
234,894	Loan ID 200094	ARM	2.625%	9/1/2037	196,553
484,527	Loan ID 200095	Fixed	2.000%	4/1/2051	407,717
222,553	Loan ID 200096	ARM	4.375%	8/1/2037	135,501
118,761	Loan ID 200097	ARM	2.625%	6/1/2035	65,287
95,166	Loan ID 200098	ARM	3.375%	9/1/2033	57,578

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2014

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 99.5%
$ 84,705	Loan ID 200099	Fixed	2.000%	3/1/2040	$ 43,567
388,888	Loan ID 200100	Fixed	2.000%	7/1/2037	200,521
311,325	Loan ID 200101	ARM	3.000%	7/1/2051	262,275
77,790	Loan ID 200102	Fixed	1.250%	3/1/2040	38,032
109,328	Loan ID 200103	ARM	3.250%	9/1/2034	64,613
57,251	Loan ID 200104	Fixed	2.500%	5/1/2039	48,627
123,282	Loan ID 200105	Fixed	2.000%	12/1/2050	103,738
98,452	Loan ID 200106	Fixed	2.000%	2/1/2052	83,517
333,918	Loan ID 200107	Fixed	2.000%	7/1/2052	171,746
195,571	Loan ID 200108	Fixed	3.000%	6/1/2047	96,547
50,265	Loan ID 200109	ARM	2.750%	4/1/2038	41,338
117,618	Loan ID 200110	Fixed	3.250%	8/1/2039	99,076
190,231	Loan ID 200111	Fixed	4.000%	11/1/2050	112,889
312,306	Loan ID 200112	Fixed	2.000%	9/1/2049	162,267
209,251	Loan ID 200113	ARM	2.860%	7/1/2037	113,628
118,463	Loan ID 200114	Fixed	2.000%	10/1/2051	99,892
271,806	Loan ID 200115	Fixed	2.000%	11/1/2051	138,429
154,637	Loan ID 200116	Fixed	2.000%	3/1/2039	79,536
193,372	Loan ID 200117	ARM	3.125%	8/1/2037	108,736
90,103	Loan ID 200118	ARM	2.625%	6/1/2035	50,320
96,829	Loan ID 200119	ARM	2.625%	10/1/2034	54,568
302,746	Loan ID 200120	Fixed	2.000%	2/1/2051	155,714
104,017	Loan ID 200121	ARM	2.625%	1/1/2035	58,389
151,674	Loan ID 200122	ARM	2.625%	6/1/2035	84,705
460,164	Loan ID 200123	ARM	2.625%	9/1/2037	244,748
147,459	Loan ID 200124	ARM	3.360%	6/1/2037	83,332
318,995	Loan ID 200125	Fixed	2.000%	5/1/2051	267,608
130,578	Loan ID 200126	Fixed	3.000%	8/1/2039	72,711
147,838	Loan ID 200127	Fixed	2.750%	8/1/2039	81,173
53,246	Loan ID 200128	Fixed	2.000%	7/1/2037	44,561
473,060	Loan ID 200129	Fixed	4.625%	3/1/2052	294,698
110,947	Loan ID 200130	Fixed	4.500%	8/1/2042	92,374
39,919	Loan ID 200131	Fixed	3.875%	11/1/2027	36,033
241,138	Loan ID 200133	Fixed	3.490%	1/1/2043	198,667
194,431	Loan ID 200134	Fixed	3.750%	12/1/2042	172,292
129,673	Loan ID 200135	Fixed	4.375%	12/1/2042	109,678
271,373	Loan ID 200136	Fixed	2.875%	10/1/2027	244,648
133,259	Loan ID 200137	Fixed	4.500%	9/1/2042	114,861
138,055	Loan ID 200138	Fixed	3.750%	10/1/2042	116,680
55,474	Loan ID 200139	Fixed	4.625%	5/1/2027	39,474
45,812	Loan ID 200140	Fixed	3.625%	12/1/2027	41,309
83,695	Loan ID 200141	Fixed	4.250%	2/1/2042	69,414
188,666	Loan ID 200142	Fixed	3.300%	1/1/2037	108,327
133,662	Loan ID 200143	Fixed	3.000%	2/1/2037	107,022

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2014

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 99.5%
$ 559,137	Loan ID 200144	ARM	2.625%	10/1/2036	$ 305,807
289,353	Loan ID 200145	Fixed	2.000%	8/1/2051	243,483
256,711	Loan ID 200147	ARM	3.125%	9/1/2037	144,352
140,545	Loan ID 200148	ARM	3.125%	9/1/2037	77,745
164,249	Loan ID 200149	ARM	3.125%	9/1/2037	115,269
218,181	Loan ID 200150	ARM	3.125%	9/1/2037	120,691
106,464	Loan ID 200151	ARM	3.125%	8/1/2037	58,893
100,325	Loan ID 200152	ARM	3.125%	9/1/2037	84,447
1,820,145	Loan ID 200153	ARM	2.750%	4/1/2037	1,504,982
102,064	Loan ID 200154	Fixed	5.625%	9/1/2037	67,505
95,537	Loan ID 200155	ARM	2.750%	4/1/2037	80,101
56,846	Loan ID 200156	Fixed	8.130%	9/19/2032	45,129
127,667	Loan ID 200157	Fixed	3.750%	1/1/2043	111,204
166,664	Loan ID 200158	Fixed	3.625%	12/1/2042	147,619
192,732	Loan ID 200159	Fixed	3.750%	6/1/2042	162,671
134,890	Loan ID 200160	Fixed	3.250%	2/1/2043	71,695
496,358	Loan ID 200161	Fixed	3.875%	11/1/2041	412,587
238,579	Loan ID 200162	Fixed	3.875%	7/1/2042	197,742
126,396	Loan ID 200163	Fixed	4.000%	1/1/2042	105,100
108,149	Loan ID 200164	Fixed	4.000%	7/1/2042	101,796
208,977	Loan ID 200165	Fixed	4.375%	12/1/2041	174,319
131,082	Loan ID 200166	Fixed	4.000%	2/1/2032	113,881
138,965	Loan ID 200168	Fixed	3.750%	10/1/2042	114,908
26,081	Loan ID 200169	Fixed	6.923%	9/1/2034	18,966
450,702	Loan ID 200170	ARM	2.625%	10/1/2036	242,556
105,095	Loan ID 200171	Fixed	6.500%	4/1/2036	90,212
148,832	Loan ID 200172	Fixed	7.250%	2/1/2037	108,785
203,807	Loan ID 200173	Fixed	3.575%	10/1/2046	77,075
95,857	Loan ID 200174	Fixed	7.340%	4/1/2037	70,422
56,110	Loan ID 200175	Fixed	9.600%	5/1/2037	46,017
103,103	Loan ID 200176	Fixed	6.600%	3/1/2037	69,474
73,201	Loan ID 200177	Fixed	8.000%	1/11/2022	64,653
44,761	Loan ID 200178	Fixed	6.500%	5/10/2016	42,623
33,722	Loan ID 200179	Fixed	7.250%	7/27/2019	20,618
20,360	Loan ID 200180	Fixed	6.500%	7/8/2016	19,257
114,634	Loan ID 200181	Fixed	7.500%	3/1/2016	109,974
96,359	Loan ID 200182	Fixed	8.750%	10/10/2016	92,483
285,191	Loan ID 200183	Fixed	4.125%	12/1/2032	231,592
77,844	Loan ID 200184	Fixed	4.375%	12/1/2042	60,959
29,558	Loan ID 200185	Fixed	5.375%	6/1/2042	18,691
56,434	Loan ID 200186	Fixed	5.125%	8/1/2042	49,074
56,229	Loan ID 200187	Fixed	5.875%	12/1/2039	37,238
158,932	Loan ID 200188	Fixed	3.875%	2/1/2043	131,288
178,772	Loan ID 200189	Fixed	4.125%	8/1/2042	146,495

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2014

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 99.5%
$ 357,589	Loan ID 200190	Fixed	3.625%	11/1/2042	$ 317,760
139,096	Loan ID 200191	Fixed	4.125%	11/1/2042	112,169
197,811	Loan ID 200192	Fixed	4.250%	11/1/2042	176,161
101,146	Loan ID 200193	Fixed	3.875%	6/1/2042	90,117
173,258	Loan ID 200194	Fixed	4.750%	9/1/2041	147,156
285,251	Loan ID 200195	Fixed	3.875%	3/1/2042	236,797
106,300	Loan ID 200196	Fixed	4.500%	1/1/2043	90,452
41,257	Loan ID 200197	Fixed	4.750%	11/1/2042	35,432
42,948	Loan ID 200198	Fixed	5.250%	10/1/2042	35,723
305,144	Loan ID 200199	Fixed	4.000%	9/1/2042	287,025
260,577	Loan ID 200200	Fixed	3.875%	9/1/2042	208,086
63,169	Loan ID 200201	Fixed	5.125%	8/1/2041	55,218
62,367	Loan ID 200202	Fixed	4.375%	12/1/2042	57,857
294,804	Loan ID 200203	Fixed	4.250%	8/1/2042	244,970
153,305	Loan ID 200204	Fixed	3.875%	7/1/2042	122,757
78,987	Loan ID 200205	Fixed	5.000%	11/1/2041	68,856
25,570	Loan ID 200206	Fixed	3.990%	12/1/2042	21,164
621,890	Loan ID 200207	ARM	3.625%	3/1/2042	585,834
52,597	Loan ID 200208	Fixed	4.250%	1/1/2043	38,591
224,220	Loan ID 200209	Fixed	3.875%	8/1/2042	198,679
93,777	Loan ID 200210	Fixed	4.625%	5/1/2043	83,949
225,212	Loan ID 200211	Fixed	3.750%	5/1/2042	205,051
143,770	Loan ID 200212	Fixed	3.875%	2/1/2042	113,747
306,186	Loan ID 200213	Fixed	4.125%	1/1/2038	202,487
62,708	Loan ID 200214	Fixed	5.750%	7/1/2039	51,667
122,131	Loan ID 200216	Fixed	5.750%	9/1/2039	95,368
149,641	Loan ID 200217	Fixed	5.250%	7/1/2040	122,336
79,971	Loan ID 200218	Fixed	4.250%	12/1/2041	49,233
211,066	Loan ID 200219	Fixed	4.250%	4/1/2043	194,565
227,726	Loan ID 200220	Fixed	3.875%	5/1/2043	182,960
176,106	Loan ID 200221	Fixed	4.250%	4/1/2043	161,589
133,502	Loan ID 200222	Fixed	4.125%	5/1/2043	108,314
262,666	Loan ID 200223	Fixed	4.125%	5/1/2043	234,657
224,603	Loan ID 200224	Fixed	4.000%	7/1/2043	186,565
119,100	Loan ID 200225	Fixed	3.750%	3/1/2043	76,557
86,638	Loan ID 200226	Fixed	5.250%	7/1/2041	78,709
54,539	Loan ID 200228	Fixed	4.625%	8/1/2042	46,905
173,571	Loan ID 200229	Fixed	3.750%	7/1/2042	151,469
155,687	Loan ID 200230	Fixed	3.500%	2/1/2043	128,929
138,934	Loan ID 200231	Fixed	3.625%	12/1/2042	78,033
73,536	Loan ID 200232	Fixed	3.875%	8/1/2042	57,935
204,536	Loan ID 200233	Fixed	2.990%	11/1/2027	170,754
196,749	Loan ID 200234	Fixed	3.250%	1/1/2043	132,283
99,160	Loan ID 200235	Fixed	3.750%	12/1/2042	87,869

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2014

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 99.5%
$ 171,774	Loan ID 200236	Fixed	4.250%	10/1/2042	$ 149,724
506,863	Loan ID 200237	ARM	2.875%	9/1/2033	440,113
341,609	Loan ID 200238	ARM	3.625%	7/1/2035	316,544
109,126	Loan ID 200239	ARM	3.990%	5/1/2036	91,933
124,288	Loan ID 200240	Fixed	4.000%	6/1/2042	97,993
153,818	Loan ID 200242	Fixed	3.250%	10/1/2042	118,991
126,236	Loan ID 200243	Fixed	3.750%	4/1/2043	99,008
30,686	Loan ID 200244	Fixed	5.000%	5/1/2042	25,255
215,365	Loan ID 200245	Fixed	3.875%	3/1/2043	178,820
98,172	Loan ID 200286	Fixed	4.500%	7/1/2043	85,501
106,521	Loan ID 200287	Fixed	4.375%	7/1/2043	86,617
358,374	Loan ID 200288	Fixed	4.375%	11/1/2041	280,525
360,570	Loan ID 200289	Fixed	5.500%	9/1/2043	324,319
307,440	Loan ID 200290	Fixed	4.250%	4/1/2043	259,768
231,784	Loan ID 200291	Fixed	4.125%	11/1/2042	195,691
466,452	Loan ID 200292	Fixed	3.875%	6/1/2043	392,442
69,256	Loan ID 200293	Fixed	4.125%	3/1/2043	58,541
190,592	Loan ID 200294	Fixed	3.875%	2/1/2043	158,073
271,640	Loan ID 200295	Fixed	3.875%	6/1/2043	236,564
221,964	Loan ID 200296	Fixed	3.250%	2/1/2043	172,933
191,311	Loan ID 200297	Fixed	3.375%	10/1/2042	149,619
151,772	Loan ID 200298	Fixed	3.250%	6/1/2043	117,988
206,903	Loan ID 200299	Fixed	3.625%	10/1/2042	167,825
122,167	Loan ID 200300	Fixed	8.400%	10/20/2037	101,816
80,718	Loan ID 200301	Fixed	4.625%	7/1/2043	70,733
106,300	Loan ID 200302	FIXED	9.875%	10/1/2035	89,102
62,460	Loan ID 200303	FIXED	5.250%	10/1/2032	55,230
151,578	Loan ID 200304	FIXED	7.250%	10/1/2033	130,151
257,241	Loan ID 200305	FIXED	7.000%	3/1/2036	213,718
748,374	Loan ID 200306	FIXED	3.550%	5/1/2049	623,675
53,136	Loan ID 200307	FIXED	6.500%	7/1/2031	45,657
114,209	Loan ID 200308	ARM	6.750%	5/1/2035	100,293
221,772	Loan ID 200309	FIXED	2.000%	12/1/2048	180,949
174,291	Loan ID 200310	FIXED	8.000%	9/1/2039	129,324
149,341	Loan ID 200311	FIXED	8.000%	9/1/2039	113,243
136,939	Loan ID 200312	FIXED	9.000%	4/1/2039	115,016
50,049	Loan ID 200313	FIXED	8.500%	3/1/2028	40,988
65,252	Loan ID 200314	FIXED	8.000%	3/1/2040	48,742
334,854	Loan ID 200315	ARM	3.375%	6/1/2037	241,855
140,417	Loan ID 200316	FIXED	6.850%	7/1/2035	96,928
80,579	Loan ID 200317	FIXED	7.000%	9/1/2032	69,565
290,388	Loan ID 200318	FIXED	3.500%	10/1/2036	224,822
69,721	Loan ID 200319	ARM	3.125%	12/1/2034	54,884
308,680	Loan ID 200321	FIXED	2.375%	6/1/2049	241,195

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2014

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 99.5%
$ 142,323	Loan ID 200322	Fixed	7.375%	8/1/2033	$ 126,995
210,477	Loan ID 200323	ARM	2.875%	1/1/2035	176,491
358,003	Loan ID 200324	Fixed	5.500%	11/1/2037	307,228
250,081	Loan ID 200325	Fixed	6.000%	5/1/2042	201,632
81,028	Loan ID 200326	Fixed	8.375%	10/1/2036	69,875
159,621	Loan ID 200327	Fixed	6.790%	10/26/2036	120,575
999,911	Loan ID 200328	ARM	6.250%	7/1/2038	861,056
118,576	Loan ID 200329	FIXED	6.880%	3/1/2036	110,966
266,896	Loan ID 200330	FIXED	7.000%	8/1/2037	209,082
80,718	Loan ID 200331	ARM	6.500%	7/1/2033	69,344
108,791	Loan ID 200332	FIXED	5.775%	10/1/2037	96,271
217,337	Loan ID 200333	FIXED	5.875%	5/1/2021	178,062
93,961	Loan ID 200334	FIXED	7.000%	1/1/2033	83,875
284,850	Loan ID 200335	FIXED	2.000%	11/1/2052	228,796
59,204	Loan ID 200336	FIXED	7.000%	12/1/2042	46,442
48,493	Loan ID 200337	FIXED	7.000%	10/1/2034	45,236
57,361	Loan ID 200338	ARM	10.500%	8/1/2029	52,011
181,040	Loan ID 200339	FIXED	2.000%	10/1/2033	155,063
38,032	Loan ID 200340	FIXED	7.000%	3/1/2030	27,775
191,796	Loan ID 200341	FIXED	7.000%	8/1/2035	173,168
31,880	Loan ID 200342	FIXED	5.375%	10/1/2019	27,127
90,798	Loan ID 200343	ARM	7.750%	6/1/2034	76,338
110,974	Loan ID 200344	ARM	6.850%	7/1/2034	75,836
74,586	Loan ID 200345	FIXED	9.625%	1/1/2033	64,256
471,532	Loan ID 200346	FIXED	7.000%	8/1/2037	337,610
551,272	Loan ID 200347	FIXED	3.375%	7/1/2050	310,303
67,074	Loan ID 200348	FIXED	6.500%	7/1/2038	46,944
144,803	Loan ID 200349	FIXED	7.000%	1/1/2037	120,102
64,850	Loan ID 200350	FIXED	7.500%	3/1/2029	49,526
135,891	Loan ID 200351	ARM	3.500%	6/1/2036	76,977
75,009	Loan ID 200352	FIXED	7.000%	9/1/2029	67,207
92,828	Loan ID 200353	FIXED	6.500%	10/1/2032	82,466
92,627	Loan ID 200354	ARM	6.875%	11/1/2033	75,846
46,080	Loan ID 200355	ARM	7.875%	7/1/2032	34,710
89,433	Loan ID 200356	ARM	8.100%	2/1/2036	66,369
115,754	Loan ID 200357	FIXED	8.500%	4/1/2027	97,619
162,876	Loan ID 200358	FIXED	2.000%	4/1/2025	150,921
257,469	Loan ID 200359	ARM	2.625%	2/1/2036	208,702
34,402	Loan ID 200360	ARM	2.875%	1/1/2025	30,898
76,447	Loan ID 200361	FIXED	7.500%	1/1/2034	71,418
112,132	Loan ID 200362	FIXED	2.750%	11/1/2034	56,518
150,430	Loan ID 200363	FIXED	6.000%	3/1/2049	118,405
95,002	Loan ID 200364	FIXED	10.000%	11/1/2037	80,776
221,189	Loan ID 200365	ARM	7.875%	8/1/2037	162,029

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2014

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 99.5%
$ 72,901	Loan ID 200366	FIXED	6.250%	1/1/2033	$ 65,106
241,159	Loan ID 200368	FIXED	4.500%	4/1/2036	217,956
279,478	Loan ID 200369	FIXED	6.000%	6/1/2039	248,547
198,449	Loan ID 200370	ARM	5.500%	6/1/2035	185,176
67,074	Loan ID 200371	FIXED	7.375%	8/1/2033	62,731
206,278	Loan ID 200372	ARM	2.625%	5/1/2036	111,829
62,395	Loan ID 200373	FIXED	7.000%	12/1/2036	42,014
80,215	Loan ID 200374	ARM	7.000%	5/1/2034	66,909
104,994	Loan ID 200375	FIXED	7.000%	11/1/2036	70,818
443,870	Loan ID 200376	FIXED	2.900%	6/1/2053	391,837
86,907	Loan ID 200377	ARM	5.500%	10/1/2036	77,074
241,069	Loan ID 200378	FIXED	5.500%	3/1/2038	206,046
112,404	Loan ID 200379	FIXED	3.500%	3/1/2039	97,024
191,607	Loan ID 200380	FIXED	4.220%	4/1/2049	169,311
291,270	Loan ID 200381	FIXED	4.780%	6/1/2037	271,356
114,934	Loan ID 200382	FIXED	4.850%	7/1/2037	96,302
403,961	Loan ID 200383	FIXED	5.030%	12/1/2046	384,000
305,832	Loan ID 200384	FIXED	5.000%	11/1/2047	226,794
151,000	Loan ID 200385	FIXED	8.250%	1/1/2040	153,778
232,344	Loan ID 200386	FIXED	4.000%	3/1/2041	202,227
79,918	Loan ID 200387	FIXED	4.000%	6/1/2039	68,375
200,554	Loan ID 200388	FIXED	3.000%	3/1/2051	157,708
125,421	Loan ID 200389	FIXED	4.820%	8/1/2047	109,351
209,109	Loan ID 200390	FIXED	3.000%	4/16/2047	165,008
190,081	Loan ID 200391	FIXED	4.000%	1/13/2035	166,369
69,869	Loan ID 200392	FIXED	10.000%	6/5/2034	67,265
110,937	Loan ID 200393	FIXED	5.070%	8/1/2037	96,755
135,218	Loan ID 200394	FIXED	7.150%	8/1/2037	126,313
83,442	Loan ID 200395	FIXED	3.000%	4/1/2047	71,936
75,956	Loan ID 200396	FIXED	10.000%	2/1/2036	73,168
132,004	Loan ID 200397	ARM	10.375%	9/1/2037	114,899
145,475	Loan ID 200398	FIXED	4.800%	2/1/2037	121,781
84,509	Loan ID 200399	FIXED	4.980%	6/1/2037	61,085
371,205	Loan ID 200400	FIXED	8.450%	12/1/2036	353,954
532,990	Loan ID 200401	FIXED	4.476%	8/1/2047	403,809
63,308	Loan ID 200402	FIXED	6.650%	5/14/2034	61,479
57,194	Loan ID 200403	FIXED	8.300%	10/15/2032	51,112
60,395	Loan ID 200404	FIXED	8.100%	5/1/2037	56,394
105,808	Loan ID 200405	FIXED	4.870%	12/1/2035	96,506
119,887	Loan ID 200406	FIXED	4.750%	10/1/2051	114,223
243,353	Loan ID 200407	FIXED	6.500%	4/1/2042	230,228
213,957	Loan ID 200408	FIXED	6.000%	4/1/2039	163,994
353,592	Loan ID 200409	FIXED	6.000%	2/1/2049	281,835
70,295	Loan ID 200410	ARM	8.500%	6/1/2037	57,588

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2014

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 99.5%
$ 110,447	Loan ID 200411	Fixed	8.275%	6/1/2037	$ 106,684
296,877	Loan ID 200412	Fixed	5.750%	8/1/2040	236,825
258,407	Loan ID 200413	Fixed	5.150%	11/1/2047	252,402
204,070	Loan ID 200414	Fixed	5.000%	4/1/2049	154,442
86,860	Loan ID 200415	Fixed	5.000%	4/1/2050	82,567
187,494	Loan ID 200416	Fixed	4.670%	8/1/2053	159,514
75,258	Loan ID 200417	Fixed	7.000%	5/1/2035	72,941
61,041	Loan ID 200418	Fixed	4.000%	6/1/2035	52,189
180,009	Loan ID 200419	Fixed	4.000%	12/19/2035	171,374
178,807	Loan ID 200420	Fixed	4.225%	4/10/2038	158,372
80,051	Loan ID 200421	Fixed	7.710%	8/1/2037	71,315
140,041	Loan ID 200422	Fixed	3.830%	8/1/2053	117,374
136,519	Loan ID 200423	Fixed	4.500%	6/1/2043	113,736
129,415	Loan ID 200424	Fixed	4.000%	9/1/2028	112,755
266,345	Loan ID 200427	Fixed	3.625%	3/1/2043	231,486
215,643	Loan ID 200428	ARM	4.125%	4/1/2041	183,744
187,826	Loan ID 200429	Fixed	3.875%	12/1/2042	132,895
239,200	Loan ID 200430	Fixed	3.625%	7/1/2043	208,683
199,918	Loan ID 200431	Fixed	4.625%	7/1/2043	176,000
321,081	Loan ID 200432	Fixed	4.875%	5/1/2043	287,576
135,575	Loan ID 200433	Fixed	4.250%	8/1/2043	120,951
167,413	Loan ID 200434	Fixed	5.250%	10/1/2043	151,851
204,839	Loan ID 200435	Fixed	4.625%	11/1/2052	160,792
226,860	Loan ID 200436	Fixed	3.750%	4/1/2043	207,119
343,487	Loan ID 200437	Fixed	5.625%	10/1/2043	312,625
142,452	Loan ID 200438	Fixed	4.000%	12/1/2041	106,689
46,994	Loan ID 200439	Fixed	5.000%	8/1/2041	40,202
10,061	Loan ID 200440	Fixed	8.000%	6/1/2016	10,027
203,018	Loan ID 200441	Fixed	4.440%	1/15/2015	198,318
445,355	Loan ID 200442	Fixed	5.000%	12/1/2043	341,613
278,541	Loan ID 200443	Fixed	3.000%	8/1/2048	174,887
274,475	Loan ID 200444	Fixed	4.380%	11/1/2038	152,457
172,748	Loan ID 200445	Fixed	5.250%	2/1/2039	161,555
3,511	Loan ID 200446	Fixed	7.000%	5/1/2015	2,804
61,131	Loan ID 200447	Fixed	5.875%	11/4/2034	56,013
78,666	Loan ID 200448	Fixed	5.750%	5/1/2041	47,150
132,258	Loan ID 200449	Fixed	5.000%	7/1/2041	120,028
72,180	Loan ID 200450	Fixed	4.110%	12/1/2025	51,591
379,964	Loan ID 200451	Fixed	6.250%	7/1/2038	339,446
144,688	Loan ID 200452	Fixed	2.000%	11/1/2041	96,285
18,126	Loan ID 200453	Fixed	4.550%	3/1/2026	14,017
540,669	Loan ID 200455	Fixed	2.000%	7/1/2039	445,256
260,155	Loan ID 200456	Fixed	2.000%	11/1/2038	237,720
221,715	Loan ID 200457	Fixed	5.750%	12/10/2030	171,896

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2014

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 99.5%
$ 151,899	Loan ID 200458	Fixed	6.625%	12/1/2038	$ 118,533
71,736	Loan ID 200459	Fixed	6.000%	11/5/2014	66,455
196,954	Loan ID 200460	Fixed	7.000%	7/1/2041	196,142
284,149	Loan ID 200461	Fixed	4.750%	1/8/2015	162,915
391,628	Loan ID 200462	Fixed	6.000%	7/1/2037	207,006
158,404	Loan ID 200463	Fixed	6.000%	3/1/2037	97,642
411,571	Loan ID 200464	ARM	8.750%	8/1/2037	249,216
257,752	Loan ID 200465	Fixed	6.500%	7/1/2037	169,012
468,374	Loan ID 200466	Fixed	7.000%	7/1/2037	314,296
335,122	Loan ID 200467	Fixed	2.000%	7/1/2037	208,698
97,114	Loan ID 200468	Fixed	5.625%	7/1/2037	50,842
136,039	Loan ID 200469	Fixed	6.500%	7/1/2037	119,643
250,080	Loan ID 200470	Fixed	4.625%	7/1/2043	191,127
175,211	Loan ID 200471	Fixed	5.500%	4/1/2039	157,364
373,050	Loan ID 200472	Fixed	4.250%	9/1/2042	330,075
307,847	Loan ID 200473	FIXED	4.000%	12/1/2042	237,811
247,833	Loan ID 200474	FIXED	5.750%	11/1/2050	216,571
174,050	Loan ID 200475	FIXED	5.450%	7/1/2049	148,372
196,248	Loan ID 200476	FIXED	6.000%	9/1/2050	167,382
251,766	Loan ID 200477	Fixed	4.125%	12/1/2028	225,564
190,187	Loan ID 200478	FIXED	3.625%	9/1/2042	148,332
150,266	Loan ID 200479	FIXED	3.500%	8/1/2026	133,133
253,571	Loan ID 200480	ARM	3.750%	7/1/2041	201,350
181,684	Loan ID 200481	ARM	3.500%	8/1/2041	149,197
128,851	Loan ID 200482	FIXED	4.375%	11/1/2028	112,912
121,042	Loan ID 200483	FIXED	4.375%	11/1/2028	106,464
413,522	Loan ID 200484	FIXED	4.250%	12/1/2043	347,355
78,882	Loan ID 200485	FIXED	4.125%	2/1/2043	66,273
264,656	Loan ID 200486	FIXED	3.500%	1/1/2043	218,061
476,755	Loan ID 200487	FIXED	6.000%	3/1/2037	309,320
167,640	Loan ID 200488	FIXED	4.250%	1/1/2044	140,459
121,188	Loan ID 200489	FIXED	4.000%	3/1/2043	101,472
94,293	Loan ID 200490	FIXED	4.000%	11/1/2028	82,068
216,152	Loan ID 200491	FIXED	5.500%	10/1/2039	191,452
127,948	Loan ID 200492	FIXED	4.000%	1/1/2043	107,826
79,636	Loan ID 200493	Fixed	4.500%	12/1/2025	71,103
289,942	Loan ID 200494	Fixed	4.625%	10/1/2043	253,064
371,370	Loan ID 200495	Fixed	4.875%	12/1/2041	322,874
212,247	Loan ID 200496	Fixed	3.875%	2/1/2043	184,785
343,780	Loan ID 200497	Fixed	3.250%	4/1/2043	282,182
274,979	Loan ID 200498	Fixed	4.000%	2/1/2043	237,672
286,300	Loan ID 200499	FIXED	4.250%	1/1/2043	243,343
233,509	Loan ID 200500	FIXED	5.875%	2/1/2037	184,517
158,151	Loan ID 200501	FIXED	7.250%	12/1/2037	138,332

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2014

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 99.5%
$ 146,699	Loan ID 200502	FIXED	5.000%	6/1/2049	$ 119,421
274,811	Loan ID 200503	FIXED	7.500%	8/1/2037	235,930
408,826	Loan ID 200504	FIXED	3.375%	3/1/2043	336,124
149,238	Loan ID 200505	FIXED	3.500%	4/1/2043	110,703
208,124	Loan ID 200506	FIXED	4.875%	8/1/2039	171,005
78,227	Loan ID 200507	FIXED	4.500%	9/1/2042	63,726
269,226	Loan ID 200508	FIXED	2.000%	10/1/2040	194,957
215,274	Loan ID 200509	FIXED	2.000%	12/1/2052	155,992
274,358	Loan ID 200510	FIXED	4.000%	1/1/2043	231,211
258,378	Loan ID 200511	FIXED	4.875%	1/1/2044	225,371
137,510	Loan ID 200512	FIXED	2.875%	2/1/2035	114,525
181,579	Loan ID 200513	FIXED	3.000%	10/1/2038	142,948
350,642	Loan ID 200514	FIXED	3.000%	4/1/2047	263,599
104,598	Loan ID 200515	FIXED	8.250%	2/1/2039	96,629
394,717	Loan ID 200516	FIXED	3.500%	1/1/2037	321,571
108,415	Loan ID 200517	FIXED	8.000%	5/1/2039	97,781
211,653	Loan ID 200518	FIXED	3.000%	12/1/2050	174,040
329,291	Loan ID 200519	FIXED	3.000%	11/1/2049	265,318
70,031	Loan ID 200520	FIXED	3.260%	7/1/2053	53,974
233,927	Loan ID 200521	ARM	3.125%	8/1/2037	191,564
390,599	Loan ID 200522	ARM	3.125%	9/1/2037	310,640
447,117	Loan ID 200523	ARM	3.125%	9/1/2037	324,243
130,657	Loan ID 200524	FIXED	3.500%	6/1/2043	109,414
302,224	Loan ID 200525	Fixed	3.250%	12/1/2042	253,911
166,219	Loan ID 200526	Fixed	3.625%	3/1/2043	139,474
116,653	Loan ID 200527	Fixed	4.500%	12/1/2043	100,885
143,220	Loan ID 200528	Fixed	4.375%	2/1/2044	123,175
414,828	Loan ID 200529	Fixed	4.625%	2/1/2044	362,542
33,947	Loan ID 200530	Fixed	5.375%	2/1/2044	26,483
181,097	Loan ID 200531	Fixed	4.625%	11/1/2043	163,313
119,805	Loan ID 200532	Fixed	3.250%	7/1/2043	100,084
143,701	Loan ID 200533	Fixed	4.250%	1/1/2044	114,190
148,881	Loan ID 200534	Fixed	5.500%	2/1/2044	133,067
257,855	Loan ID 200535	Fixed	4.375%	11/1/2043	230,761
64,292	Loan ID 200536	Fixed	3.750%	10/1/2042	41,974
129,809	Loan ID 200537	Fixed	4.500%	3/1/2042	102,936
98,656	Loan ID 200538	Fixed	4.750%	1/1/2043	86,382
280,396	Loan ID 200539	Fixed	4.500%	2/1/2043	227,837
88,943	Loan ID 200540	Fixed	3.875%	2/1/2043	74,852
85,260	Loan ID 200541	Fixed	7.875%	9/1/2037	61,390
191,293	Loan ID 200542	Fixed	4.500%	4/1/2037	140,883
57,632	Loan ID 200543	ARM	7.250%	2/1/2037	40,455
398,065	Loan ID 200544	Fixed	5.000%	2/1/2044	355,068
65,403	Loan ID 200545	Fixed	4.375%	2/1/2029	54,416

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2014

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 99.5%
$ 126,925	Loan ID 200546	Fixed	5.375%	12/1/2043	$ 108,340
274,414	Loan ID 200547	Fixed	3.750%	3/1/2043	233,618
178,257	Loan ID 200548	Fixed	5.250%	2/1/2044	157,239
95,151	Loan ID 200549	Fixed	4.250%	1/1/2029	82,745
184,007	Loan ID 200550	Fixed	3.750%	3/1/2043	154,638
323,797	Loan ID 200551	Fixed	4.375%	1/1/2044	280,742
204,551	Loan ID 200552	Fixed	4.500%	1/1/2044	177,468
294,577	Loan ID 200553	Fixed	4.625%	12/1/2043	260,919
301,411	Loan ID 200554	Fixed	5.000%	11/1/2043	265,307
230,475	Loan ID 200555	Fixed	4.375%	1/1/2044	198,862
421,058	Loan ID 200556	Fixed	3.625%	12/1/2028	365,639
113,787	Loan ID 200557	Fixed	9.077%	8/1/2035	94,237
104,998	Loan ID 200558	Fixed	6.590%	7/1/2037	86,526
198,483	Loan ID 200559	Fixed	9.500%	4/14/2035	164,335
130,420	Loan ID 200560	Fixed	5.750%	5/1/2035	106,717
226,155	Loan ID 200561	Fixed	6.375%	12/1/2036	186,901
163,310	Loan ID 200562	ARM	3.000%	5/1/2037	135,116
237,898	Loan ID 200563	Fixed	5.125%	1/1/2039	195,854
146,660	Loan ID 200564	Fixed	4.875%	5/1/2039	119,740
543,300	Loan ID 200565	Fixed	4.000%	6/1/2037	452,416
375,911	Loan ID 200566	Fixed	6.500%	7/1/2047	308,318
139,707	Loan ID 200567	Fixed	3.375%	5/1/2043	115,807
65,855	Loan ID 200568	Fixed	4.000%	12/1/2043	56,944
103,500	Loan ID 200569	Fixed	5.125%	2/1/2044	89,737
451,476	Loan ID 200570	Fixed	3.625%	6/1/2043	397,823
143,046	Loan ID 200571	Fixed	4.500%	7/1/2043	124,584
173,716	Loan ID 200572	Fixed	4.375%	3/1/2044	152,632
101,712	Loan ID 200573	Fixed	3.750%	9/1/2042	74,809
136,123	Loan ID 200574	Fixed	4.875%	1/1/2044	121,592
138,307	Loan ID 200575	Fixed	4.125%	5/1/2042	107,628
351,018	Loan ID 200576	Fixed	3.750%	6/1/2042	267,516
250,416	Loan ID 200577	Fixed	3.125%	4/1/2028	219,432
192,946	Loan ID 200578	Fixed	4.750%	8/1/2040	176,366
51,395	Loan ID 200579	Fixed	4.875%	5/1/2042	40,355
186,661	Loan ID 200580	Fixed	4.125%	11/1/2041	158,256
40,474	Loan ID 200581	Fixed	4.750%	9/1/2042	33,706
393,063	Loan ID 200582	Fixed	4.000%	11/1/2042	321,054
100,933	Loan ID 200583	Fixed	3.625%	9/1/2027	88,586
369,782	Loan ID 200584	Fixed	3.375%	4/1/2043	308,609
165,140	Loan ID 200585	Fixed	4.000%	5/1/2042	140,554
346,250	Loan ID 200586	Fixed	3.500%	1/1/2043	309,366
701,880	Loan ID 200587	Fixed	4.750%	10/1/2040	638,447
266,405	Loan ID 200588	Fixed	3.750%	5/1/2042	243,767
403,400	Loan ID 200589	ARM	3.375%	12/1/2043	353,699

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2014

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 99.5%
$ 63,834	Loan ID 200590	Fixed	4.125%	7/1/2042	$ 53,012
108,301	Loan ID 200591	Fixed	4.875%	3/1/2043	97,052
103,781	Loan ID 200592	Fixed	4.375%	6/1/2042	88,966
71,932	Loan ID 200593	Fixed	3.875%	6/1/2042	60,114
238,963	Loan ID 200594	Fixed	4.250%	4/1/2043	214,626
116,971	Loan ID 200595	Fixed	4.250%	5/1/2042	98,477
99,963	Loan ID 200596	Fixed	4.875%	10/1/2043	89,237
43,811	Loan ID 200597	Fixed	5.625%	2/1/2044	35,259
141,948	Loan ID 200598	Fixed	4.625%	2/1/2044	123,191
126,504	Loan ID 200599	Fixed	4.125%	2/1/2043	106,643
209,362	Loan ID 200600	Fixed	4.625%	4/1/2044	184,693
115,065	Loan ID 200601	Fixed	4.000%	3/1/2043	98,212
194,772	Loan ID 200602	Fixed	3.750%	3/1/2043	160,639
76,445	Loan ID 200603	Fixed	4.125%	6/1/2043	62,619
77,702	Loan ID 200604	Fixed	3.500%	1/1/2043	64,021
147,794	Loan ID 200605	Fixed	4.875%	11/1/2043	122,703
135,759	Loan ID 200606	Fixed	3.625%	12/1/2042	114,570
257,625	Loan ID 200607	Fixed	2.875%	11/1/2027	211,400
142,509	Loan ID 200608	Fixed	4.125%	11/1/2043	119,458
141,273	Loan ID 200609	Fixed	4.500%	3/1/2044	122,390
274,999	Loan ID 200610	ARM	2.875%	3/1/2043	230,229
65,339	Loan ID 200611	Fixed	4.625%	5/1/2043	53,929
132,074	Loan ID 200612	Fixed	4.500%	2/1/2043	117,026
217,304	Loan ID 200613	Fixed	3.369%	1/1/2043	187,274
108,036	Loan ID 200614	Fixed	5.000%	1/1/2044	91,952
106,981	Loan ID 200615	Fixed	4.250%	8/1/2043	93,683
354,238	Loan ID 200616	Fixed	4.875%	2/1/2044	306,627
94,416	Loan ID 200617	Fixed	4.750%	9/1/2043	67,179
135,681	Loan ID 200618	Fixed	4.375%	5/1/2042	112,320
544,873	Loan ID 200619	Fixed	4.500%	11/1/2043	481,287
241,844	Loan ID 200620	Fixed	4.250%	10/1/2043	187,979
139,624	Loan ID 200621	Fixed	3.625%	1/1/2043	124,798
309,621	Loan ID 200622	Fixed	4.750%	12/1/2043	270,302
77,999	Loan ID 200623	Fixed	4.375%	12/1/2042	66,015
267,493	Loan ID 200624	Fixed	4.125%	4/1/2043	231,128
126,172	Loan ID 200625	Fixed	4.500%	11/1/2043	101,093
125,042	Loan ID 200626	Fixed	4.500%	10/1/2043	103,005
138,445	Loan ID 200627	Fixed	4.250%	10/1/2043	120,204
93,592	Loan ID 200628	Fixed	3.250%	2/1/2028	81,758
165,027	Loan ID 200629	Fixed	4.375%	9/1/2043	136,730
172,543	Loan ID 200630	Fixed	5.250%	9/1/2043	153,478
307,927	Loan ID 200631	Fixed	3.250%	6/1/2043	265,243
356,778	Loan ID 200632	Fixed	5.250%	5/1/2044	317,857
233,449	Loan ID 200633	Fixed	5.125%	5/1/2044	208,232

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2014

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 99.5%
$ 243,069	Loan ID 200634	Fixed	4.375%	1/1/2044	$ 206,795
119,003	Loan ID 200635	Fixed	3.750%	5/1/2029	102,553
201,488	Loan ID 200636	Fixed	3.750%	2/1/2053	169,947
188,405	Loan ID 200637	Fixed	5.375%	4/1/2040	144,490
197,292	Loan ID 200638	Fixed	3.875%	3/1/2043	164,693
254,296	Loan ID 200639	ARM	4.250%	5/1/2044	212,366
152,969	Loan ID 200640	Fixed	5.125%	3/1/2044	134,520
178,406	Loan ID 200641	Fixed	5.250%	4/1/2044	155,175
151,265	Loan ID 200642	Fixed	5.000%	3/1/2044	124,401
175,695	Loan ID 200643	Fixed	4.750%	3/1/2044	151,704
175,507	Loan ID 200644	Fixed	4.750%	3/1/2044	151,061
122,754	Loan ID 200645	Fixed	5.000%	4/1/2044	110,633
352,000	Loan ID 200646	ARM	2.625%	3/1/2043	287,576
123,654	Loan ID 200647	Fixed	4.250%	1/1/2044	108,960
160,185	Loan ID 200648	Fixed	4.750%	3/1/2044	142,440
149,171	Loan ID 200649	Fixed	4.375%	3/1/2044	128,739
134,798	Loan ID 200650	Fixed	4.875%	5/1/2044	115,761
278,370	Loan ID 200651	Fixed	3.625%	7/1/2043	236,343
175,758	Loan ID 200652	Fixed	4.125%	5/1/2038	135,800
362,117	Loan ID 200653	Fixed	4.750%	8/1/2038	299,174
288,045	Loan ID 200654	Fixed	5.125%	2/1/2041	233,904
148,185	Loan ID 200655	Fixed	3.375%	5/1/2043	127,217
160,271	Loan ID 200656	Fixed	6.875%	7/1/2037	87,412
149,314	Loan ID 200657	Fixed	4.875%	8/1/2051	126,679
348,525	Loan ID 200658	Fixed	2.000%	1/1/2044	188,326
215,167	Loan ID 200659	Fixed	4.000%	3/1/2053	192,328
192,554	Loan ID 200660	Fixed	5.875%	3/1/2038	153,639
394,811	Loan ID 200661	Fixed	4.000%	2/1/2043	341,936
220,180	Loan ID 200662	Fixed	5.000%	3/1/2044	195,696
71,818	Loan ID 200663	Fixed	4.750%	5/1/2044	63,107
	TOTAL MORTGAGE NOTES (Cost - $86,976,988)				88,634,376

	TOTAL INVESTMENTS (Cost - $86,976,988)(a) - 99.5%				$ 88,634,376
	CASH AND OTHER ASSETS LESS LIABILITIES - 0.5%				426,088
	NET ASSETS - 100.0%				$ 89,060,464

ARM - Adjustable Rate Mortgage
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is the same as there are no book to tax differences.
				Unrealized appreciation:	$ 3,325,793
				Unrealized depreciation:	(1,668,405)
			Net unrealized appreciation:		$ 1,657,388

Vertical Capital Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

June 30, 2014

Security Valuation

Mortgage Notes – The Fund utilizes a proprietary discounted cash flow model to value its Mortgage Notes. Vertical Capital Asset Management, LLC. (“the Adviser”) uses the model daily to calculate net present value of discounted cash flows based on a combination of servicing data (maturity dates, rates, loan type, etc.) that is fed into the pricing model along with various readily available inputs including yield curves, prepayment speeds, default rates and loss severity assumptions. The future expected cash flows and related treasury yields are also utilized to compare with each individual Mortgage Note yield in the model. That yield is determined as a spread to the interpolated treasury curve, based on market knowledge of the collateral type, prepayment history, average life, and credit quality. The combination of loan level criteria and daily market adjustments produces a daily price for each Mortgage Note relative to current public market conditions.

Prior to purchase, each Mortgage Note goes through a due diligence process that includes considerations such as underwriting borrower credit, employment history, property valuation, and delinquency history with an overall emphasis on repayment of the Mortgage Notes. The purchase price of the Mortgage Notes reflects the overall risk relative to the findings of this due diligence process.

The Fund will invest primarily in Mortgage Notes secured by residential real estate. The market or liquidation value of each type of residential real estate collateral may be adversely affected by numerous factors, including rising interest rates; changes in the national, state and local economic climate and real estate conditions; perceptions of prospective buyers of the safety, convenience and attractiveness of the properties; maintenance and insurance costs; changes in real estate taxes and other expenses; adverse changes in governmental rules and fiscal policies; adverse changes in zoning laws; and other factors beyond the control of the borrowers.

The Fund's investments in Mortgage Notes are subject to liquidity risk because there is a limited secondary market for Mortgage Notes. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

Securities for which current market quotations are not readily available, such as the Mortgage Notes the Fund invests in, or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”) in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. As described above, the Mortgage Notes, which are fair valued daily, are priced by the Adviser and through a proprietary discounted cash flow model, under the direction of the Board.

The Fund’s senior management contracted with LCAP Advisors to create an asset valuation model along with policies and maintenance procedures for the Fund.  The valuation procedures and the Model are reviewed and maintained on a daily basis within the management of the Fund.  Any calibrations and adjustments to the model, that may be necessary are done on an as needed basis to ensure accurate pricing.  Financial markets are monitored daily by the Adviser relative to interest rate environment along with third party data from the U.S. Department of the Treasury, Reuters and Moody’s which is uploaded into the pricing model along with a daily loan servicing tape.  In addition to the readily available data from the financial markets, the Adviser uses a number of pricing criteria that represent the Adviser’s 30 years of credit and collateral underwriting experience related to mortgage notes to accurately value the Notes.

Vertical Capital Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

June 30, 2014

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of June 30, 2014 for the Fund’s assets measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Mortgage Notes	$ -	$ -	$ 88,634,376	$ 88,634,376
Total	$ -	$ -	$ 88,634,376	$ 88,634,376

There were no transfers between levels during the current period presented.  It is the Fund’s policy to record transfers into or out of levels at the end of the reporting period.

The following is a reconciliation of assets in which Level 3 inputs were used in determining value:

	Mortgage Notes	Other Investments	Total
Beginning Balance	$ 33,146,827	$ 99,620	$ 33,246,447
Total realized gain (loss)	479,333	19,903	499,236
Change in unrealized appreciation (depreciation)*	1,442,475	(19,388)	1,423,087
Cost of purchases	57,868,413	(101,000)	57,767,413
Proceeds from sales and prinipal paydowns	(4,675,129)	865	(4,674,264)
Amortization	372,457	-	372,457
Net Transfers in/out of Level 3	-	-	-
Ending balance - 12/31/13	$ 88,634,376	$ -	$ 88,634,376

*includes change in unrealized appreciation (depreciation) attributable to Level 3 investment still held at June 30, 2014 of $(728,458).

Vertical Capital Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

June 30, 2014

The following table provides quantitative information about the Fund's Level 3 values, as well as its inputs, as of June 30, 2014. The table is not all-inclusive, but provides information on the significant Level 3 inputs.

	Value	Valuation Technique	Unobservable Inputs	Range of Unobservable Inputs	Weighted Average of Unobservable Inputs
Mortgage Notes	$ 88,634,376	Comprehensive pricing model with emphasis on discounted cash flows	Constant prepayment rate	3% - 66%	9%
			Comparability adjustment	7% - 33%	5%
Closing Balance	$ 88,634,376

A change to the unobservable input may result in a significant change to the value of the investment as follows:

Unobservable Input	Impact to Value if Input Increases	Impact to Value if Input Decreases
Constant prepayment rate	Increase	Decrease
Comparability adjustment	Decrease	Increase

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Vertical Capital Income Fund

By (Signature and Title)

*/s/ Bayard Closser

       Bayard Closser, President

Date

8/26/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Bayard Closser

       Bayard Closser, President

Date

8/26/14

By (Signature and Title)

*/s/ Gustavo A. Altuzarra

       Gustavo A. Altuzarra, Treasurer

Date

8/26/14